Cover	Feb. 24, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 24, 2025
Registrant Name	Inspirato Incorporated
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39791
Entity Tax Identification Number	85-2426959
Entity Address, Address Line One	1544 Wazee Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	586-7771
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001820566
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	ISPO
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	ISPOW
Security Exchange Name	NASDAQ